Stockholders' Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity [Abstract]
Stockholders' Equity
12. Stockholders’ Equity
AON LLC had equity and stock-based compensation described below. The Company recasted Historical AON LLC Equity outstanding for the periods prior to the reverse recapitalization, equal to the Per Company Unit Exchange Ratio, pursuant to the Reverse Recapitalization, that was applied to the Class A, Class A-1, and Class B Units.
The economic interests of the members in AON LLC are represented by units consisting of Class A, Class A-1, and Class B membership units and AON LLC is authorized to issue an unlimited number of each class of units. The Amended and Restated Limited Liability Company Agreement (“Amended LLC Agreement”) dated October 20, 2017 specifies the members’ rights and obligations relating to contributions, distributions, allocation of income and loss and other matters.
Class A units
All Class A units are entitled to one vote per unit. The Class A units represent a percentage interest in AON LLC determined by subtracting all of the Class B units’ interests. However, the Class A units’ percentage shall not be less than 70%. There were 19,495,376 Class A units outstanding at December 31, 2022 and 2021 from an initial contribution of capital of $7.7 million.
Class A-1 units
In March 2020, AON LLC entered into the Second Amended and Restated Limited Liability Agreement (“Second Amended LLC Agreement”). The Second Amended LLC Agreement established another class of equity, Class A-1 units, of which 1,842,520 units were issued to the Class A-1 Member upon the contribution of capital of $30.0 million. The Class A-1 Member is an affiliate of AON LLC’s largest supplier of oncology products. The Class A-1 units have rights similar to Class A units including one vote per unit; however, the Second Amended LLC Agreement now provides for a cumulative, annually- compounded, unguaranteed, preferred return of 8.0% on Class A capital contributions and 4.0% on Class A-1 capital contributions. AON LLC paid an investment banking firm a fee of $1.5 million in connection with the closing of this transaction. The $30.0 million capital contribution less brokerage fees of $1.5 million is included as a net capital contribution of $28.5 million in the Consolidated Statements of Members’ Equity and Consolidated Statements of Cash Flows.
Class B units
Class B units are issued through the 2017 Profits Interest Plan adopted by the Company in October 2017. The Class B units are available to be granted to certain employees to promote the long-term growth and profitability of the Company and represent profits interest awards. Awards vest over a two-to-five-year period based on anniversary date for certain employees and cliff vest on the fifth anniversary date for certain other employees. All awards vest immediately upon a change in control of the Company. All unvested awards expire upon a grantee’s termination of employment. A grantee has no ability to put the award back to the Company absent a distribution or liquidation event. Class B units have no voting rights.
In March 2020, the Company entered into the Second Amended LLC Agreement and in connection with the admission of the Class A-1 Member, the Company restructured the waterfall, and removed the 30% collar on the Class B Units. In order to effectuate these changes, the Company adopted the Second Amended LLC Agreement and a new capital table which, assigned new numbers of Class B units based on their percentage interest relative to the Class A Members by a factor of 101 units. The changes to the capital table were expressly called out and approved by the Class A Members and Class B Members in their Signature Pages and Joinders to the Second Amended LLC Agreement.
Aggregate equity-based compensation expense recorded for the years ended December 31, 2021 and 2020 related to the Class B units was $20 thousand and is reflected in the carrying value of the Class B Units on the Consolidated Balance Sheets as of December 31, 2022 and 2021. Compensation expense for the year ended December 31, 2022 and unrecognized compensation expense related to unvested units was not material. As of December 31, 2022 and 2021, 5,614,176 Class B Units were outstanding and 4,703,628 Class B Units were vested. No Class B Units were issued, vested or forfeited during the year ended December 31, 2022.